American Funds Mortgage Fund
One Market, Steuart Tower
Suite 1800
San Francisco, California 94105

Courtney R. Taylor
Secretary

November 4, 2011

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Mortgage Fund
File Nos. 333-168595 and 811-22449

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 28, 2011 of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor